CONSOLIDATED SEGMENT DATA (Tables)	6 Months Ended
Jun. 30, 2024
Segment Reporting [Abstract]
SCHEDULE OF SEGMENT REPORTING

Selected information by segment is presented in the following tables for the six months ended June 30, 2024 and 2023.

	Six Months Ended June 30, 2024 (Unaudited)	Six Months Ended June 30, 2023 (Unaudited)
Revenues (1)
TIT Segment	$60,795	$178,401
CBT Segment	18,017,752	13,899,608
	$18,078,547	$14,078,009

(1)	Revenues by operating segments exclude intercompany transactions.

	Six Months Ended June 30, 2024 (Unaudited)	Six Months Ended June 30, 2023 (Unaudited)
Income (loss) from operations
TIT Segment	$(31,306)	$(21,900)
CBT Segment	483,559	516,473
Corporate and others (2)	(576,609)	(2,170,806)
(Loss) from operations	(124,356)	(1,676,233)
Corporate other income, net	1,069,057	182,254
Corporate interest income	1,630	609
Corporate interest expense	(352,240)	(262,420)
Income (loss) before income taxes	594,091	(1,755,790)
Income tax expense	(5,347)	(34,513)
Income from continuing operations	588,744	(1,790,303)
Income from discontinued operations	-	(18,727)
Net income (loss)	588,744	(1,809,030)
Less: Loss attributable to the non-controlling interest	-	-
Net income (loss) attributable to the Company	$588,744	$(1,809,030)

(2)	Includes non-cash compensation, professional fees and consultancy fees for the Company.

Non-cash compensation by segment for the six months ended June 30, 2024 and 2023 are as follows:

	Six Months Ended June 30, 2024 (Unaudited)	Six Months Ended June 30, 2023 (Unaudited)

Non-cash compensation:
Corporate and others	$136,000	$1,392,603
	$136,000	$1,392,603

Depreciation and amortization by segment for six months ended June 30, 2024 and 2023 are as follows:

	Six Months Ended June 30, 2024 (Unaudited)	Six Months Ended June 30, 2023 (Unaudited)
Depreciation and amortization:
TIT Segment	$9,942	$22,380
CBT Segment	1,119,782	1,259,306
Corporate and others	-	7,586
	$1,129,724	$1,289,272

TAOPING INC.

NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

	Six Months Ended June 30, 2024 (Unaudited)	Six Months Ended June 30, 2023 (Unaudited)
Provisions for allowance for credit losses on accounts receivable, other receivable and advances to suppliers:
TIT Segment	$4,378	$(12,331)
CBT Segment	1,693,100	986,240
	$1,697,478	$973,909

	Six Months Ended June 30, 2024 (Unaudited)	Six Months Ended June 30, 2023 (Unaudited)
Inventory obsolescence provision:
TIT Segment	$(1,055)	$2,455
CBT Segment	11,791	6,003
	$10,736	$8,458

Total assets by segment as of June 30, 2024 and December 31, 2023 are as follows:

	June 30, 2024 (Unaudited)	December 31, 2023
Total assets
TIT Segment	$127,314	$131,137
CBT Segment	33,744,814	31,384,549
Corporate and others	207,566	1,310,628
	$34,079,694	$32,826,314